Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	Cactus, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38390
Entity Tax Identification Number	35-2586106
Entity Address, Address Line One	920 Memorial City Way, Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	713
Local Phone Number	626-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01
Trading Symbol	WHD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001699136
Amendment Flag	false